Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill [Line Items]
Balance as of beginning	$ 7,872	$ 7,785
Functional currency translation adjustments	(143)	87
Balance as of ending	7,729	7,872
Billing and related services [Member]
Schedule of Goodwill [Line Items]
Balance as of beginning	5,430	5,430
Functional currency translation adjustments
Balance as of ending	5,430	5,430
Messaging [Member]
Schedule of Goodwill [Line Items]
Balance as of beginning	2,442	2,355
Functional currency translation adjustments	(143)	87
Balance as of ending	$ 2,299	$ 2,442